United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza, 5th floor

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant’s Telephone Number)

JoEllen L. Legg, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1 – June 30, 2010

Item 1.  Reports to Stockholders.

WesMark Funds℠

6.30.10 » Semi-Annual Report

(Unaudited)

Small Company Growth Fund

Growth Fund

Balanced Fund

Government Bond Fund

WEST VIRGINIA
2005

West Virginia Municipal Bond Fund

June 30, 2010 » Semi-Annual Report

Portfolio of Investments Summary Table
June 30, 2010 (Unaudited)	WesMark Small Company Growth Fund

At June 30, 2010, the Fund’s Portfolio composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	93.5%

CASH EQUIVALENTS (2)	2.6%

DOMESTIC EXCHANGE- TRADED FUNDS	2.1%

OTHER ASSETS AND LIABILITES - NET (3)	1.8%
TOTAL PORTFOLIO	100.0%

At June 30, 2010, the Fund’s Sector composition(4) was as follows:

Sector Composition of Common Stocks and Domestic Exchange Traded Funds	Percentage of Common Stocks and Domestic Exchange Traded Funds
Information Technology	24.7%

Health Care	18.6%

Industrials	17.9%

Financials	11.6%

Consumer Discretionary	11.0%

Materials	7.1%

Consumer Staples	3.3%

Energy	2.9%

Telecommunication Services	1.7%

Utilities	1.2%
Total	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Cash Equivalents include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s adviser.

Semi-Annual Report | June 30, 2010	1

Portfolio of Investments
WesMark Small Company Growth Fund	June 30, 2010 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-93.5%
CONSUMER DISCRETIONARY-10.5%
	Auto Parts & Equipment-6.6%
50,000	BorgWarner, Inc.(1)	$1,867,000
20,000	Fuel Systems Solutions, Inc.(1)	519,000
20,000	Gentex Corp.	359,600
37,500	Hawk Corp.(1)	954,375

		3,699,975
	Movies & Entertainment-2.7%
40,000	Cinemark Holdings, Inc.	526,000
35,000	DreamWorks Animation SKG, Inc.(1)	999,250

		1,525,250
	Textiles-1.2%
175,000	Unifi, Inc.(1)	668,500

TOTAL CONSUMER DISCRETIONARY		5,893,725

CONSUMER STAPLES-3.2%
	Food & Staples Retailing-1.3%
20,000	BJ’s Wholesale Club, Inc.(1)	740,200

	Food Retail-1.9%
30,000	Casey’s General Stores, Inc.	1,047,000

TOTAL CONSUMER STAPLES		1,787,200

ENERGY-2.7%
	Oil & Gas Exploration & Production-2.7%
35,000	Cabot Oil & Gas Corp.	1,096,200
75,000	SandRidge Energy, Inc.(1)	437,250

		1,533,450

TOTAL ENERGY		1,533,450

FINANCIALS-8.9%
	Asset Management & Custody Banks-4.3%
55,000	AllianceBernstein Holding LP	1,421,200
90,000	Fifth Street Finance Corp.	992,700

		2,413,900
	Property & Casualty Insurance-1.0%
55,000	Hallmark Financial Services, Inc.(1)	547,250

	Regional Banks-2.4%
65,000	Huntington Bancshares, Inc.	360,100
30,000	Wintrust Financial Corp.	1,000,200

		1,360,300
	Thrifts and Mortgages-1.2%
55,000	First Niagara Financial Group, Inc.	689,150

TOTAL FINANCIALS		5,010,600

Shares/Principal Amount		Value
HEALTH CARE-17.8%
	Health Care Equipment-8.4%
160,000	Alphatec Holdings, Inc.(1)	$742,400
25,000	Conmed Corp.(1)	465,750
30,000	Exactech, Inc.(1)	512,400
20,000	Micrus Endovascular Corp.(1)	415,800
60,000	Mindray Medical International, Ltd., ADR	1,885,200
25,000	SonoSite, Inc.(1)	677,750

		4,699,300
	Health Care Facilities-2.0%
60,000	Healthsouth Corp.(1)	1,122,600

	Health Care Services-0.9%
150,000	Continucare Corp.(1)	502,500

	Health Care Supplies-4.3%
8,000	Atrion Corp.	1,080,400
50,000	Neogen Corp.(1)	1,302,500

		2,382,900
	Life Sciences Tools & Services-2.2%
65,000	QIAGEN, N.V.(1)	1,249,300

TOTAL HEALTH CARE		9,956,600

INDUSTRIALS-17.1%
	Aerospace & Defense-5.5%
15,000	Esterline Technologies Corp.(1)	711,750
12,500	HEICO Corp.	449,000
60,000	Moog, Inc., Class A(1)	1,933,800

		3,094,550
	Electrical Components & Equipment-5.4%
75,000	Harbin Electric, Inc.(1)	1,248,750
70,000	Woodward Governor Co.	1,787,100

		3,035,850
	Environmental & Facilities Services-3.1%
5,000	Stericycle, Inc.(1)	327,900
40,000	Waste Connections, Inc.(1)	1,395,600

		1,723,500
	Home Entertainment Software-1.3%
80,000	SRS Labs, Inc.(1)	732,000

	Industrial Conglomerates-0.9%
15,000	Raven Industries, Inc.	505,650

	Road & Rail-0.9%
20,000	Heartland Express, Inc.	290,400
10,000	Knight Transportation, Inc.	202,400

		492,800

TOTAL INDUSTRIALS		9,584,350

2	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2010 (Unaudited)	WesMark Small Company Growth Fund

Shares/Principal Amount		Value
INFORMATION TECHNOLOGY-23.7%
	Application Software-0.5%
15,000	Digimarc Corp.(1)	$281,250

	Communications Equipment-3.3%
20,000	Blue Coat Systems, Inc.(1)	408,600
40,000	Ciena Corp.(1)	507,200
30,000	Comtech Telecommunications Corp.(1)	897,900

		1,813,700
	Computer Hardware-0.5%
30,000	3PAR, Inc.(1)	279,300

	Computer Storage & Peripherals-0.7%
30,000	Isilon Systems, Inc.(1)	385,200

	Electronic Equipment & Instruments-0.6%
20,000	Cognex Corp.	351,600

	Electronic Manufacturing Services-2.3%
20,000	Benchmark Electronics, Inc.(1)	317,000
35,000	DDi Corp.	263,550
125,000	Flextronics International, Ltd.(1)	700,000

		1,280,550
	Semiconductors-11.4%
60,000	Altera Corp.	1,488,600
110,000	Micrel, Inc.	1,119,800
160,000	MIPS Technologies, Inc.(1)	817,600
115,000	NVIDIA Corp.(1)	1,174,150
140,000	PMC - Sierra, Inc.(1)	1,052,800
25,000	Rubicon Technology, Inc.(1)	744,750

		6,397,700
	Semiconductors Equipment-2.7%
30,000	Ultratech, Inc.(1)	488,100
30,000	Veeco Instruments, Inc.(1)	1,028,400

		1,516,500
	Systems Software-1.7%
30,000	MICROS Systems, Inc.(1)	956,100

TOTAL INFORMATION TECHNOLOGY		13,261,900

MATERIALS-6.8%
	Commodity Chemicals-0.7%
30,000	Calgon Carbon Corp.(1)	397,200

	Paper Packaging-3.1%
65,000	Bemis Co., Inc	1,755,000

	Steel-3.0%
125,000	Steel Dynamics, Inc.	1,648,750

TOTAL MATERIALS		3,800,950

Shares/Principal Amount		Value
TELECOMMUNICATION SERVICES-1.6%
	Diversified Telecommunication Services-0.5%
30,000	Iridium Communications, Inc.(1)	$301,200

	Wireless Telecommunication Services-1.1%
30,000	Syniverse Holdings, Inc.(1)	613,500

TOTAL TELECOMMUNICATION SERVICES		914,700

UTILITIES-1.2%
	Electric Utilities-1.0%
10,000	ITC Holdings Corp.	529,100

	Independent Power Producers & Energy Traders-0.2%
10,000	Calpine Corp.(1)	127,200

TOTAL UTILITIES		656,300

TOTAL COMMON STOCKS
(identified cost $51,034,008)		52,399,775

EXCHANGE TRADED FUNDS-2.1%
52,000	SPDR KBW Regional Banking ETF	1,200,680

TOTAL EXCHANGE TRADED FUNDS

(identified cost $1,112,084)		1,200,680

SHORT TERM INVESTMENTS-2.6%
	Mutual Funds-2.6%
1,447,047	Federated Prime Obligations
	Fund, Institutional Shares 7-Day Yield 0.219% (at net asset value)	1,447,047

TOTAL SHORT TERM INVESTMENTS

(identified cost $1,447,047)		1,447,047

TOTAL INVESTMENTS-98.2%
(identified cost $53,593,139)		55,047,502
OTHER ASSETS AND LIABILITIES-NET(2)-1.8%		1,027,726

NET ASSETS-100.0%		$56,075,228

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2010.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2010	3

Portfolio of Investments Summary Table
WesMark Growth Fund	June 30, 2010 (Unaudited)

At June 30, 2010, the Fund’s Portfolio composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	90.0%

FOREIGN EXCHANGE- TRADED FUNDS	5.7%

U.S. GOVERNMENT AGENCY SECURITIES	1.8%

FOREIGN CLOSED- END FUNDS	1.3%

DOMESTIC EXCHANGE-TRADED FUNDS	0.4%

CASH EQUIVALENTS (2)	0.2%

OTHER ASSETS AND LIABILITES - NET (3)	0.5%
TOTAL PORTFOLIO	100.0%

At June 30, 2010, the Fund’s Sector composition(4) was as follows:

Sector Composition of Common Stocks and Domestic Exchange Traded Funds	Percentage of Common Stocks and Domestic Exchange Traded Funds
Information Technology	27.2%

Industrials	18.6%

Health Care	12.5%

Financials	11.7%

Consumer Discretionary	8.7%

Energy	8.0%

Materials	6.8%

Consumer Staples	6.5%
Total	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Cash Equivalents include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s adviser.

4	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2010 (Unaudited)	WesMark Growth Fund

Shares/Principal Amount		Value
COMMON STOCKS-90.1%
CONSUMER DISCRETIONARY-7.9%
	Auto Parts & Equipment-2.7%
155,000	BorgWarner, Inc.(1)	$5,787,700

	Automobile Manufacturers-1.5%
325,000	Ford Motor Co.(1)	3,276,000

	Computer & Electronics Retail-0.9%
60,000	Best Buy Co., Inc.	2,031,600

	Department Stores-0.5%
50,000	J.C. Penney Co., Inc.	1,074,000

	Home Improvement Retail-1.4%
150,000	Lowe’s Cos., Inc.	3,063,000

	Restaurants-0.9%
30,000	McDonald’s Corp.	1,976,100

TOTAL CONSUMER DISCRETIONARY		17,208,400

CONSUMER STAPLES-5.9%
	Drugs Retail-1.3%
100,000	CVS Caremark Corp.	2,932,000

	Household Products-0.6%
20,000	Church & Dwight Co., Inc.	1,254,200

	Hypermarkets & Super Centers-0.7%
30,000	Costco Wholesale Corp.	1,644,900

	Packaged Foods & Meats-1.0%
50,000	H.J. Heinz Co.	2,161,000

	Soft Drinks-2.3%
100,000	The Coca Cola Co.	5,012,000

TOTAL CONSUMER STAPLES		13,004,100

ENERGY-7.2%
	Integrated Oil & Gas-5.2%
60,000	Chevron Corp.	4,071,600
85,000	Murphy Oil Corp.	4,211,750
40,000	Occidental Petroleum Corp.	3,086,000

		11,369,350
	Oil & Gas Drilling-0.6%
75,000	Nabors Industries, Ltd.(1)	1,321,500

	Oil & Gas Equipment & Services-1.0%
175,000	Weatherford International, Ltd.(1)	2,299,500

Shares/Principal Amount		Value
	Oil & Gas Refining and Marketing-0.4%
50,000	Valero Energy Corp.	$899,000

TOTAL ENERGY		15,889,350

FINANCIALS-10.2%
	Asset Management & Custody Banks-1.6%
140,000	AllianceBernstein Holding LP	3,617,600

	Diversified Banks-5.8%
165,000	JP Morgan Chase & Co.	6,040,650
45,000	The Toronto-Dominion Bank	2,920,950
150,000	Wells Fargo & Co.	3,840,000

		12,801,600
	Investment Banking & Brokerage-0.5%
200,000	Nomura Holdings, Inc., ADR	1,090,000

	Life & Health Insurance-1.5%
85,000	MetLife, Inc.	3,209,600

	Other Diversified Financial Services-0.8%
450,000	Citigroup, Inc.(1)	1,692,000

TOTAL FINANCIALS		22,410,800

HEALTH CARE-11.3%
	Biotechnology-1.2%
50,000	Amgen, Inc.(1)	2,630,000

	Health Care Equipment-3.4%
90,000	Baxter International, Inc.	3,657,600
35,000	Exactech, Inc.(1)	597,800
100,000	Mindray Medical International, Ltd., ADR	3,142,000

		7,397,400
	Life Sciences Tools & Services-1.9%
130,000	QIAGEN, N.V.(1)	2,498,600
35,000	Thermo Fisher Scientific, Inc.(1)	1,716,750

		4,215,350
	Pharmaceuticals-4.8%
175,000	Bristol-Myers Squibb Co.	4,364,500
120,000	Teva Pharmaceutical Industries, Ltd., ADR	6,238,800

		10,603,300

TOTAL HEALTH CARE		24,846,050

INDUSTRIALS-16.8%
	Aerospace & Defense-5.1%
50,000	The Boeing Co.	3,137,500
90,000	Honeywell International, Inc.	3,512,700
140,000	MOOG, Inc., Class A(1)	4,512,200

		11,162,400

Semi-Annual Report | June 30, 2010	5

Portfolio of Investments
WesMark Growth Fund	June 30, 2010 (Unaudited)

Shares/Principal Amount		Value
	Construction & Farm Machinery-3.0%
120,000	Deere & Co.	$6,681,600

	Electrical Components & Equipment-3.5%
100,000	Emerson Electric Co.	4,369,000
130,000	Woodward Governor Co.	3,318,900

		7,687,900
	Environmental & Facilities Services-1.6%
25,000	Stericycle, Inc.(1)	1,639,500
55,000	Waste Connections, Inc.(1)	1,918,950

		3,558,450
	Industrial Conglomerates-0.7%
100,000	General Electric Co.	1,442,000

	Industrial Machinery-2.4%
80,000	Eaton Corp.	5,235,200

	Machinery-0.5%
20,000	Parker Hannifin Corp.	1,109,200

TOTAL INDUSTRIALS		36,876,750

INFORMATION TECHNOLOGY-24.6%
	Communications Equipment-1.0%
100,000	Cisco Systems, Inc.(1)	2,131,000

	Computer Hardware-8.8%
35,000	Apple, Inc.(1)	8,803,550
85,000	International Business Machines Corp.	10,495,800

		19,299,350
	Electronic Manufacturing Services-0.8%
325,000	Flextronics International, Ltd.(1)	1,820,000

	Internet Software & Services-2.2%
115,000	eBay, Inc.(1)	2,255,150
6,000	Google, Inc., Class A(1)	2,669,700

		4,924,850
	IT Consulting & Other Services-2.5%
140,000	Accenture, Ltd., Class A	5,411,000

	Semiconductors-6.6%
30,000	Cree, Inc.(1)	1,800,900
215,000	Intel Corp.	4,181,750
225,000	NVIDIA Corp.(1)	2,297,250
130,000	PMC - Sierra, Inc.(1)	977,600
225,000	Texas Instruments, Inc.	5,238,000

		14,495,500
	Systems Software-2.7%
275,000	Oracle Corp.	5,901,500

TOTAL INFORMATION TECHNOLOGY		53,983,200

Shares/Principal Amount		Value
MATERIALS-6.2%
	Commodity Chemicals-0.3%
50,000	Calgon Carbon Corp.(1)	$662,000

	Diversified Chemicals-2.0%
130,000	EI du Pont de Nemours & Co.	4,496,700

	Fertilizers & Agricultural Chemicals-1.6%
40,000	Potash Corp. of Saskatchewan, Inc.	3,449,600

	Steel-2.3%
120,000	Nucor Corp.	4,593,600
10,000	United States Steel Corp.	385,500

		4,979,100

TOTAL MATERIALS		13,587,400

TOTAL COMMON STOCKS
(identified cost $202,067,040)		197,806,050

CLOSED-END FUNDS-1.3%
220,000	Morgan Stanley Emerging Markets Fund, Inc.	2,818,200

TOTAL CLOSED-END FUNDS

(identified cost $2,673,097)		2,818,200

EXCHANGE TRADED FUNDS-6.1%
110,000	iShares MSCI South Korea Index ETF	4,918,100
115,000	iShares MSCI Switzerland Index ETF	2,298,850
40,000	SPDR KBW Regional Banking ETF	923,600
230,000	WisdomTree India Earnings ETF	5,232,500

TOTAL EXCHANGE TRADED FUNDS

(identified cost $12,235,102)		13,373,050

U.S. GOVERNMENT AGENCY SECURITIES-1.8%
	Federal National Mortgage Association-1.8%
$ 4,000,000	5.987%, 6/21/2027	4,095,064

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(identified cost $4,074,458)		4,095,064

6	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2010 (Unaudited)	WesMark Growth Fund

Shares/Principal Amount	Value

SHORT TERM INVESTMENTS-0.2%
Mutual Funds-0.2%
438,953	Federated Prime Obgligations
Fund, Institutional Shares 7-Day Yield 0.219% (at net asset value)	$438,953

TOTAL SHORT TERM INVESTMENTS

(identified cost $438,953)	438,953

TOTAL INVESTMENTS-99.5%
(identified cost $221,488,650)	218,531,317
OTHER ASSETS AND LIABILITIES- NET(2)-0.5%	1,093,532

NET ASSETS-100.0%	$219,624,849

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2010.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2010	7

Portfolio of Investments Summary Table
WesMark Balanced Fund	June 30, 2010 (Unaudited)

At June 30, 2010, the Fund’s Portfolio composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	59.1%

CORPORATE BONDS	13.3%

CASH EQUIVALENTS (2)	5.1%

U.S. GOVERNMENT AGENCY SECURITIES	5.0%

U.S. GOVERNMENT AGENCY-MORTGAGE BACKED SECURITIES	4.5%

FOREIGN EXCHANGE- TRADED FUNDS	3.7%

MUNICIPAL BONDS	3.4%

U.S. GOVERNMENT AGENCY- COLLATERALIZED MORTGAGE OBLIGATIONS	2.2%

PREFERRED STOCKS	1.7%

CONVERTIBLE CORPORATE BOND	1.0%

DOMESTIC EXCHANGE- TRADED FUNDS	0.9%

FOREIGN CLOSED- END FUNDS	0.5%

OTHER ASSETS AND LIABILITES - NET (3)	-0.4%

TOTAL PORTFOLIO	100.0%

At June 30, 2010, the Fund’s Sector composition(4) was as follows:

Sector Composition of Common Stocks and Domestic Exchange Traded Funds	Percentage of Common Stocks and Domestic Exchange Traded Funds
Information Technology	22.8%

Industrials	12.8%

Health Care	11.6%

Consumer Discretionary	10.5%

Financials	10.5%

Consumer Staples	9.8%

Energy	9.1%

Materials	7.1%

Utilities	3.6%

Telecommunication Services	2.3%

Total	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Cash Equivalents include investments in U.S. government agency securities and a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s adviser.

8	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2010 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
COMMON STOCKS-59.1%
CONSUMER DISCRETIONARY-6.3%
	Auto Parts & Equipment-1.9%
5,000	Autoliv, Inc.(1)	$239,250
20,000	BorgWarner, Inc.(1)	746,800

		986,050
	Automobile Manufacturers-0.4%
20,000	Ford Motor Co.(1)	201,600

	Computer & Electronics Retail-0.7%
10,000	Best Buy Co., Inc.	338,600

	Department Stores-0.5%
7,500	Nordstrom, Inc.	241,425

	Home Improvement Retail-1.5%
17,000	Home Depot, Inc.	477,190
15,000	Lowe’s Cos., Inc.	306,300

		783,490

	Restaurants-1.3%
10,000	McDonald’s Corp.	658,700

TOTAL CONSUMER DISCRETIONARY		3,209,865

CONSUMER STAPLES-5.9%
	Drugs Retail-0.9%
15,000	CVS Caremark Corp.	439,800

	Household Products-1.4%
4,500	Church & Dwight Co., Inc.	282,195
7,000	The Procter & Gamble Co.	419,860

		702,055
	Hypermarkets & Super Centers-1.0%
11,000	Wal-Mart Stores, Inc.	528,770

	Packaged Foods & Meats-1.4%
10,000	H.J. Heinz Co.	432,200
10,000	Kraft Foods, Inc.	280,000

		712,200

	Soft Drinks-1.2%
12,000	The Coca-Cola Co.	601,440

TOTAL CONSUMER STAPLES		2,984,265

ENERGY-5.5%
	Coal & Consumable Fuels-0.4%
5,000	Peabody Energy Corp.	195,650

	Integrated Oil & Gas-1.7%
5,000	Chevron Corp.	339,300
3,000	Murphy Oil Corp.	148,650
5,000	Occidental Petroleum Corp.	385,750

		873,700

Shares/Principal Amount		Value
	Oil & Gas Drilling-0.6%
8,000	Ensco PLC, ADR	$314,240

	Oil & Gas Equipment & Services-1.5%
12,000	Halliburton Co.	294,600
6,000	Oceaneering International, Inc.(1)	269,400
15,000	Weatherford International, Ltd.(1)	197,100

		761,100
	Oil & Gas Storage & Transportation-1.3%
28,000	El Paso Corp.	311,080
10,000	MarkWest Energy Partners LP	327,200

		638,280

TOTAL ENERGY		2,782,970

FINANCIALS-5.4%
	Asset Management & Custody Banks-0.9%
12,000	AllianceBernstein Holding LP	310,080
12,500	Fifth Street Finance Corp.	137,875

		447,955
	Diversified Banks-2.8%
20,000	JPMorgan Chase & Co.	732,200
3,000	The Toronto-Dominion Bank	194,730
20,000	Wells Fargo & Co.	512,000

		1,438,930
	Industrial REITS-0.6%
12,000	AMB Property Corp.	284,520

	Mortgage REITS-0.5%
15,000	Annaly Capital Management, Inc.	257,250

	Other Diversified Financial Services-0.4%
50,000	Citigroup, Inc.(1)	188,000

	Thrifts and Mortgages-0.2%
9,500	First Niagara Financial Group, Inc.	119,035

TOTAL FINANCIALS		2,735,690

HEALTH CARE-6.9%
	Biotechnology-0.6%
6,000	Celgene Corp.(1)	304,920

	Health Care Distributors-0.6%
4,300	McKesson Corp.	288,788

	Health Care Equipment-1.3%
12,000	Baxter International, Inc.	487,680
9,500	Micrus Endovascular Corp.(1)	197,505

		685,185

Semi-Annual Report | June 30, 2010	9

Portfolio of Investments
WesMark Balanced Fund	June 30, 2010 (Unaudited)

Shares/Principal Amount		Value
	Health Care Services-0.8%
7,500	Medco Health Solutions, Inc.(1)	$413,100

	Pharmaceuticals-3.6%
36,500	Bristol-Myers Squibb Co.	910,310
7,000	Johnson & Johnson	413,420
10,000	Teva Pharmaceutical Industries, Ltd., ADR	519,900

		1,843,630

TOTAL HEALTH CARE		3,535,623

INDUSTRIALS-7.7%
	Aerospace & Defense-2.0%
4,500	The Boeing Co.	282,375
10,000	Honeywell International, Inc.	390,300
11,000	MOOG, Inc. Class A(1)	354,530

		1,027,205

	Construction & Engineering-0.7%
9,000	URS Corp.(1)	354,150

	Construction & Farm Machinery-1.1%
10,000	Deere & Co.	556,800

	Electrical Components & Equipment-1.8%
7,000	Cooper Industries, Ltd., Class A	308,000
8,000	Emerson Electric Co.	349,520
10,000	Woodward Governor Co.	255,300

		912,820

	Human Resources & Employment Services-0.7%
15,000	Robert Half International, Inc.	353,250

	Industrial Machinery-0.7%
5,300	Eaton Corp.	346,832

	Machinery-0.7%
6,200	Parker Hannifin Corp.	343,852

TOTAL INDUSTRIALS		3,894,909

INFORMATION TECHNOLOGY-13.7%
	Communications Equipment-1.9%
30,000	Cisco Systems, Inc.(1)	639,300
10,000	QUALCOMM, Inc.	328,400

		967,700

	Computer Hardware-5.4%
4,500	Apple, Inc.(1)	1,131,885
12,000	Hewlett-Packard Co.	519,360
9,000	International Business Machines Corp.	1,111,320

		2,762,565

Shares/Principal Amount		Value
	Electronic Components-0.6%
8,000	Amphenol Corp.	$314,240

	Internet Software & Services-1.2%
1,400	Google, Inc., Class A(1)	622,930

	IT Consulting & Other Services-0.8%
10,000	Accenture, Ltd., Class A	386,500

	Semiconductors-2.3%
25,000	Intel Corp.	486,250
16,000	NVIDIA Corp.(1)	163,360
22,000	Texas Instruments, Inc.	512,160

		1,161,770

	Systems Software-1.5%
35,000	Oracle Corp.	751,100

TOTAL INFORMATION TECHNOLOGY		6,966,805

MATERIALS-4.2%
	Commodity Chemicals-0.2%
9,000	Calgon Carbon Corp.(1)	119,160

	Diversified Chemicals-1.6%
14,000	EI du Pont de Nemours & Co.	484,260
6,000	FMC Corp.	344,580

		828,840
	Fertilizers & Agricultural Chemicals-0.4%
2,500	Potash Corp. of Saskatchewan, Inc.	215,600

	Industrial Gases-0.7%
5,000	Air Products & Chemicals, Inc.	324,050

	Steel-1.3%
14,000	Nucor Corp.	535,920
10,000	Steel Dynamics, Inc.	131,900

		667,820

TOTAL MATERIALS		2,155,470

TELECOMMUNICATION SERVICES-1.4%
	Integrated Telecommunication Services-1.0%
20,000	AT&T, Inc.	483,800

	Wireless Telecommunication Services-0.4%
10,000	Syniverse Holdings, Inc.(1)	204,500

TOTAL TELECOMMUNICATION SERVICES		688,300

UTILITIES-2.1%
	Electric Utilities-2.1%
12,000	American Electric Power Co., Inc.	387,600

10	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2010 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
25,000	Duke Energy Corp.	$400,000
2,200	Entergy Corp.	157,564
2,800	ITC Holdings Corp.	148,148

		1,093,312

TOTAL UTILITIES		1,093,312

TOTAL COMMON STOCKS
(identified cost $29,467,875)		30,047,209

CLOSED-END FUNDS-0.5%
20,000	Morgan Stanley Emerging Markets Fund, Inc.	256,200

TOTAL CLOSED-END FUNDS

(identified cost $236,588)		256,200

EXCHANGE TRADED FUNDS-4.6%
14,500	iShares MSCI Australia Index ETF	275,210
7,000	iShares MSCI South Korea Index ETF	312,970
13,800	iShares MSCI Switzerland Index ETF	275,862
20,000	SPDR KBW Regional Banking ETF	461,800
15,000	Vanguard Emerging Markets ETF	569,850
20,000	WisdomTree India Earnings ETF	455,000

TOTAL EXCHANGE TRADED FUNDS

(identified cost $2,011,458)		2,350,692

PREFERRED STOCKS-1.7%
	Diversified Financial Services-0.5%
10,000	General Electric Capital Corp., 5.875%	247,300

	Insurance-0.2%
5,000	MetLife, Inc.	111,000

	Other Diversified Financial Services-0.5%
10,000	Bank of America Corp., Series J, 7.250%	228,200

	Regional Banks-0.5%
10,000	PNC Capital Trust E, 7.750%	258,200

TOTAL PREFERRED STOCKS

(identified cost $883,461)		844,700

Shares/Principal Amount		Value
CONVERTIBLE CORPORATE BOND-1.0%
	Regional Banks-1.0%
$500,000	National City Corp., 4.000%, 2/1/2011	$506,250

TOTAL CONVERTIBLE CORPORATE BOND

(identified cost $502,355)		506,250

CORPORATE BONDS-13.3%
	Communications Equipment-2.3%
1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,153,976

	Computer Hardware-2.4%
500,000	Hewlett-Packard Co., Sr. Unsecured Notes, 6.125%, 3/1/2014	574,943
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	644,327

		1,219,270
	Diversified Financial Services-2.0%
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 5.200%, 2/1/2011	511,075
500,000	General Electric Capital Corp., 3.500%, 6/29/2015	500,355

		1,011,430
	Health Care Equipment-1.0%
500,000	Medtronic, Inc., Sr. Unsecured
	Notes, 4.450%, 3/15/2020	534,279

	Integrated Telecommunication Services-2.0%
500,000	New Cingular Wireless Services, Inc., Sr. Unsecured Notes, 7.875%, 3/1/2011	522,937
450,000	Verizon New York, Inc., Sr. Unsecured Notes, 6.875%, 4/1/2012	486,522

		1,009,459

	Oil & Gas Exploration & Production-1.3%
605,000	XTO Energy, Inc., Sr. Unsecured Notes, 5.000%, 1/31/2015	675,837

	Railroads-1.1%
500,000	Union Pacific Corp., Sr. Unsecured Notes, 5.450%, 1/31/2013	547,200

Semi-Annual Report | June 30, 2010	11

Portfolio of Investments
WesMark Balanced Fund	June 30, 2010 (Unaudited)

Shares/Principal Amount		Value

	Specialty Stores-1.2%
$500,000	Staples, Inc., Sr. Unsecured
	Notes, 9.750%, 1/15/2014	$613,827

TOTAL CORPORATE BONDS

(identified cost $6,039,976)		6,765,278

U.S. GOVERNMENT AGENCY -
COLLATERALIZED MORTGAGE OBLIGATIONS-2.2%
	Federal Home Loan Mortgage Corp.-1.3%
660,420	Series 2007-3354, Class FA,
	0.900%, 8/15/2037, REMIC(2)	661,776

	Federal National Mortgage Association-0.9%
416,906	Series 2003-5, Class EL,
	5.000%, 8/25/2022, REMIC	439,533

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

(identified cost $1,074,034)		1,101,309

U.S. GOVERNMENT AGENCY -
MORTGAGE BACKED SECURITIES-4.5%
	Federal Home Loan Mortgage Corp.-1.4%
35,652	Pool E84004, 6.000%, 6/1/2016	38,763
639,376	Pool J08414, 5.500%, 8/1/2023	690,840

		729,603

	Federal National Mortgage Association-2.7%
319,569	Pool 254831, 5.000%, 8/1/2023	341,320
954,933	Pool 256041, 5.500%, 12/1/2025	1,031,574

		1,372,894

	Government National Mortgage Association-0.4%
196,119	4.500%, 7/20/2039	194,967

TOTAL MORTGAGE BACKED SECURITIES

(identified cost $2,139,754)		2,297,464

U.S. GOVERNMENT AGENCY SECURITIES-5.0%
	Federal Home Loan Bank-1.0%
450,000	5.250%, 6/10/2022	514,873

Shares/Principal Amount		Value

	Federal National Mortgage Association-4.0%
$1,000,000	2.250%, 4/15/2015(3)	$1,005,856
1,000,000	5.500%, 10/5/2029	1,013,240

		2,019,096

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(identified cost $2,483,284)		2,533,969

MUNICIPAL BONDS-3.4%
	Alaska-1.0%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	519,475

	Florida-0.9%
425,000	Jacksonville Electric Authority, Bulk Power Supply System Revenue Build America Bonds, 5.450%, 10/1/2025	445,192

	Michigan-0.5%
270,000	Belding Area Schools, Build America General Obligation Unlimited Bonds, 6.700%, 5/1/2027	275,608

	Virginia-1.0%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	517,170

TOTAL MUNICIPAL BONDS

(identified cost $1,727,559)		1,757,445

SHORT TERM INVESTMENTS-5.1%
	Federal Home Loan Bank-1.0%
$500,000	Federal Home Loan Discount Note, 0.040%	499,984

	Mutual Funds-4.1%
2,115,289	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.219% (at net asset value)	2,115,289

TOTAL SHORT TERM INVESTMENTS

(identified cost $2,615,273)		2,615,273

12	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2010 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount	Value

TOTAL INVESTMENTS-100.4%
(identified cost $49,181,617)	51,075,789

OTHER ASSETS AND LIABILITIES-NET(4)-(0.4)%	(207,939)

NET ASSETS-100.0%	$50,867,850

(1)	Non-income producing security.
(2)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2010.
(4)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2010.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

REITS - Real Estate Investment Trusts

REMIC - Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2010	13

Portfolio of Investments Summary Table
WesMark Government Bond Fund	June 30, 2010 (Unaudited)

At June 30, 2010, the Fund’s Portfolio composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

U.S. GOVERNMENT AGENCY SECURITIES	34.2%
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	26.9%
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	26.8%
MUNICIPAL BONDS	10.8%
CASH EQUIVALENTS (2)	3.1%
OTHER ASSETS AND LIABILITIES - NET (3)	-1.8%

TOTAL PORTFOLIO	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Cash Equivalents include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

14	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2010 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value

U.S. GOVERNMENT AGENCY -
COLLATERALIZED MORTGAGE OBLIGATIONS-26.9%
	Federal Home Loan Mortgage Corp.-17.4%
$1,960,484	Series 2003-2651, Class JB,
	5.000%, 1/15/2018, REMIC	$2,091,427
1,439,912	Series 2005-2926, Class AB,
	5.000%, 1/15/2019, REMIC	1,505,571
1,420,148	Series 2005-3000, Class FX,
	0.650%, 4/15/2035, REMIC(1)	1,393,741
3,988,533	Series 2005-3005, Class EG,
	5.000%, 8/15/2021, REMIC	4,088,549
2,255,570	Series 2005-3042, Class DH,
	5.000%, 4/15/2024, REMIC	2,365,923
2,973,298	Series 2005-3044, Class HN,
	5.000%, 1/15/2024, REMIC	3,067,801
1,987,878	Series 2005-3051, Class MC,
	5.000%, 10/15/2024, REMIC	2,085,048
1,359,992	Series 2006-3197, Class AB,
	5.500%, 8/15/2013, REMIC	1,352,862
2,018,068	Series 2007-3282, Class JE,
	5.500%, 1/15/2026, REMIC	2,113,811
373,775	Series 2007-3342, Class FT,
	0.800%, 7/15/2037, REMIC(1)	370,205
9,504,319	Series 2007-3349, Class FE,
	0.840%, 7/15/2037, REMIC(1)	9,528,907
9,245,880	Series 2007-3354, Class FA,
	0.900%, 8/15/2037, REMIC(1)	9,264,871
1,441,202	Series 2007-R013, Class AB,
	6.000%, 12/15/2021, REMIC	1,492,510
1,817,799	Series 2008-R016, Class AM,
	5.125%, 6/15/2018, REMIC	1,874,332
615,320	Series 2009-3540, Class KF,
	1.400%, 11/15/2036, REMIC(1)	621,234

		43,216,792
	Federal National Mortgage Association-9.5%
4,845,335	Series 2006-35, Class FN,
	0.847%, 10/25/2033, (1)	4,846,173
6,126,581	Series 2006-83, Class FG,
	0.847%, 9/25/2036, REMIC(1)	6,152,955
6,174,007	Series 2007-85, Class FG,
	0.847%, 9/25/2037, REMIC(1)	6,199,494
3,887,724	Series 2008-12, Class C,
	4.000%, 7/25/2035, REMIC	3,999,084
2,449,829	Series 2008-12, Class D,
	4.500%, 4/25/2036, REMIC	2,589,207

		23,786,913

Shares/Principal Amount		Value

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

(identified cost $65,811,584)		$67,003,705

U.S. GOVERNMENT AGENCY -
MORTGAGE BACKED SECURITIES-26.8%
	Federal Home Loan Mortgage Corp.-2.9%
$3,965,023	Pool C90993, 5.500%, 10/1/2026	$4,278,387
2,780,109	Pool G30387, 5.500%, 2/1/2028	2,995,231

		7,273,618
	Federal National Mortgage Association-23.9%
2,491,341	Pool 255857, 5.500%, 8/1/2025	2,691,291
5,627,621	Pool 255994, 5.500%, 11/1/2025	6,124,410
8,355,665	Pool 256041, 5.500%, 12/1/2025	9,026,274
2,594,632	Pool 256083, 6.000%, 1/1/2026	2,843,629
1,308,542	Pool 256198, 5.500%, 4/1/2026	1,412,505
3,440,737	Pool 256272, 5.500%, 6/1/2026	3,714,103
3,949,296	Pool 256275, 6.000%, 6/1/2026	4,319,957
1,211,038	Pool 256311, 6.000%, 7/1/2026	1,324,700
4,142,303	Pool 256351, 6.000%, 8/1/2026	4,531,079
2,199,692	Pool 256555, 5.500%, 1/1/2027	2,374,458
2,479,356	Pool 256751, 5.500%, 6/1/2027	2,673,966
2,470,050	Pool 256752, 6.000%, 6/1/2027	2,696,178
2,467,028	Pool 256803, 6.000%, 7/1/2027	2,692,879
3,052,842	Pool 256852, 6.000%, 8/1/2027	3,332,323
3,021,853	Pool 257132, 5.000%, 3/1/2028	3,214,073
2,967,145	Pool 831505, 5.500%, 4/1/2026	3,202,884
2,910,154	Pool 972080, 5.000%, 2/1/2023	3,109,546

		59,284,255
TOTAL MORTGAGE BACKED SECURITIES

(identified cost $61,242,569)		66,557,873

U.S. GOVERNMENT AGENCY SECURITIES-34.2%
	Federal Agricultural Mortgage Corp.-1.3%
3,000,000	5.125%, 4/19/2017(2)	3,285,549

Semi-Annual Report | June 30, 2010	15

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2010 (Unaudited)

Shares/Principal Amount		Value

	Federal Home Loan Banks-8.3%
$5,000,000	1.450%, 4/27/2015(1)	$5,041,095
10,000,000	3.000%, 5/27/2025(1)	10,539,330
5,000,000	3.000%, 7/21/2025	5,000,000

		20,580,425

	Federal National Mortgage Association-24.6%
5,000,000	6.000%, 3/9/2020	5,293,790
12,000,000	5.875%, 4/26/2021	12,482,652
5,000,000	5.780%, 6/7/2022	5,425,365
5,000,000	5.125%, 8/19/2024	5,157,060
3,000,000	4.500%, 11/19/2024(1)	3,015,873
2,400,000	5.800%, 2/9/2026	2,466,835
1,500,000	6.125%, 8/17/2026	1,581,093
7,500,000	5.945%, 6/7/2027	7,834,913
5,990,000	6.318%, 6/15/2027	6,538,732
10,000,000	5.987%, 6/21/2027	10,237,660
1,000,000	5.953%, 6/21/2027	1,048,621

		61,082,594

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(identified cost $83,577,945)		84,948,568

MUNICIPAL BONDS(4)-10.8%
	Alaska-0.4%
880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1,
	5.993%, 9/1/2025	918,782

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, General Obligation Build America Bonds, Series A,
	6.000%, 7/1/2026	1,056,910

	Colorado-0.4%
1,000,000	Metropolitan State College of Denver, Institutional Enterprise Revenue, Build America Bonds,
	5.460%, 12/1/2023	1,026,760

	Illinois-1.5%
1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B,
	6.300%, 12/1/2021	1,080,380
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E,
	6.100%, 12/1/2021	488,975

Shares/Principal Amount		Value

$1,000,000	Peoria Public Building Commission, School District Facilities Revenue, Build America Bonds,
	6.140%, 12/1/2025	$1,031,620
1,000,000	Will Grundy Etc. Counties Community College District No. 525, General Obligation Build America Bonds,
	6.650%, 1/1/2026	1,097,740

		3,698,715
	Indiana-0.2%
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	482,229

	Kansas-0.6%
450,000	City of Olathe, Water & Sewer System Revenue Bonds, Series A, Build America Bonds, 5.300%, 7/1/2026	467,320
	Johnson County Unified School District No. 232 De Soto, General Obligation Build America Bonds:
200,000	5.400%, 9/1/2022	213,472
380,000	5.500%, 9/1/2023	406,699
300,000	Sedgwick County Unified School District No. 265 Goddard, General Obligation Build America Bonds,
	6.050%, 10/1/2024	317,811

		1,405,302
	Kentucky-1.2%
500,000	Boone County School District Finance Corp., School Building Revenue Bonds,
	5.750%, 6/1/2027	505,230
1,000,000	Kentucky Municipal Power Agency, System Revenue Bonds, Build America Bonds,
	5.760%, 9/1/2024	1,036,480
500,000	Lexington-Fayette Urban County Government, General Obligation, Pension Funding Bonds, Series B,
	5.750%, 2/1/2025	527,190
500,000	Nelson County School District Finance Corp., School Building Revenue, Build America Bonds,
	5.300%, 12/1/2024	515,660
500,000	Nelson County School District Finance Corp., School Building Revenue, Build America Bonds,
	5.500%, 12/1/2025	520,450

		3,105,010

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Portfolio of Investments
June 30, 2010 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value

	Michigan-0.7%
$825,000	Grand Rapids Community College, General Obligation Build America Bonds, 5.990%, 5/1/2023	$858,726
1,000,000	Holland School District, General Obligation Build America Bonds, 6.030%, 5/1/2024	1,002,830

		1,861,556
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813 Minnesota, General Obligation Build America Bonds, 5.200%, 2/1/2026	516,735

	Ohio-2.0%
1,250,000	American Municipal Power-Ohio, Inc., Hydroelectric Revenue Build America Bonds, 5.964%, 2/15/2024	1,289,938
500,000	County of Cuyahoga, General Obligation Variable Purpose, Build America Bonds,
	5.392%, 12/1/2025	529,140
900,000	Findlay City School District, General Obligation Build America Bonds, Series B, 5.450%, 12/1/2024	942,417
1,000,000	Franklin County, Convention Facilities Authority Build America Bonds, 5.550%, 12/1/2024	1,049,630
	Miami County, Recovery Zone Economic Development General Obligation Build America Bonds:
180,000	4.650%, 12/1/2019	180,947
260,000	5.500%, 12/1/2022	267,789
580,000	Ohio State Building Authority, Revenue Build America Bonds, 4.780%, 10/1/2020	587,627

		4,847,488
	Oregon-0.3%
750,000	Washington County, Clean Water Services Sewer Revenue, General Obligation Build America Bonds, 5.228%, 10/1/2025	772,065

	Pennsylvania-0.4%
1,000,000	County of Montgomery, General Obligation Build America Bonds, 5.050%, 9/1/2025	1,034,700

Shares/Principal Amount		Value

	South Carolina-0.4%
$925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	$923,936

	South Dakota-0.5%
1,325,000	City of Sioux Falls, Sales Tax Revenue Bonds, Build America Bonds 5.500%, 11/15/2025	1,363,955

	Tennessee-0.7%
	City of Kingsport, General Obligation Build America Bonds:
500,000	5.000%, 3/1/2024	514,240
1,105,000	5.250%, 3/1/2026	1,133,531

		1,647,771
	Texas-0.2%
500,000	City of Austin, Electric Utility System Revenue Build America Bonds, 5.086%, 11/15/2025	506,590

	Utah-0.2%
500,000	County of Utah, Excise Tax Revenue, Build America Bonds, Series B, 6.120%, 12/1/2023	524,735

	West Viginia-0.5%
1,105,000	City of Morgantown, Revenue Build America Bonds, 5.375%, 12/1/2024	1,139,145

TOTAL MUNICIPAL BONDS

(identified cost $26,268,222)		26,832,384

SHORT TERM INVESTMENTS-3.1%
	Mutual Funds-3.1%
7,742,754	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.219% (at net asset value)	7,742,754

TOTAL SHORT TERM INVESTMENTS

(identified cost $7,742,754)		7,742,754

TOTAL INVESTMENTS-101.8%
(identified cost $244,643,074)		253,085,284
OTHER ASSETS AND LIABILITIES-NET(3)-(1.8)%		(4,480,666)

NET ASSETS-100.0%		$248,604,618

Semi-Annual Report | June 30, 2010	17

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2010 (Unaudited)

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to a value of $3,285,549 or 1.3% of net assets.

(3)	Assets, other than investments in securities, less liabilities.
(4)	Taxable municipal bonds.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2010.

The following acronyms are used throughout this portfolio:

REMIC - Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements.

18	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2010 (Unaudited)	WesMark West Virginia Municipal Bond Fund

At June 30, 2010, the Fund’s Portfolio composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

MUNICIPAL BONDS	97.4%
CASH EQUIVALENTS (2)	1.9%
OTHER ASSETS AND LIABILITIES - NET (3)	0.7%

TOTAL PORTFOLIO VALUE	100.0%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets

Less than 1 Year	2.1%
1-3 Years	12.1%
3-5 Years	2.7%
5-10 Years	29.1%
10 Years or Greater	51.4%
CASH EQUIVALENTS (2)	1.9%
OTHER ASSETS AND LIABILITIES - NET (3)	0.7%

TOTAL	100.0%

S&P Ratings of Municipal Bonds as Percentage of Total Net Assets (4)

AAA	26.9%
AA	9.5%
A	22.6%
BBB	6.8%
Not rated by S&P	31.6%

Total	97.4%

(1) See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Cash Equivalents include investments in U.S. government agency securities and a money market mutual fund.

(3) Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

(4) This table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P), a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category.

Also see Glossary of Terms on page 46

Semi-Annual Report | June 30, 2010	19

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2010 (Unaudited)

Shares/Principal Amount		Value

MUNICIPAL BONDS-97.4%
	Idaho-1.0%
$835,000	Idaho Housing & Finance Association Revenue Bonds,
	4.375%, 7/1/2025	$840,244

	Illinois-1.2%
1,000,000	State of Illinois Revenue Bonds,
	5.000%, 6/15/2024	1,053,760

	Iowa-0.6%
500,000	Central Community School District of Clinton County Revenue Bonds,
	4.500%, 7/1/2024	498,455

	Kentucky-0.5%
425,000	Kentucky State Property & Buildings Commission Revenue Bonds (Agency Fund Project No. 81),
	5.000%, 11/1/2015	468,911

	North Dakota-1.1%
1,000,000	North Dakota Housing Finance Agency Revenue Bonds (Home Mortgage Finance Project),
	4.750%, 7/1/2026	1,013,140

	Pennsylvania-2.3%
150,000	Bedford Area School District General Obligation Unlimited Bonds,
	1.150%, 4/15/2011	150,231
	Montrose Area School District, General Obligation Unlimited Bonds:
200,000	1.150%, 1/1/2012	200,470
740,000	1.500%, 1/1/2013	741,621
500,000	Pennsylvania Higher Educational Facilties Authority Revenue Bonds (University of Pittsburgh Medical Center),
	3.150%, 5/15/2016	507,760
385,000	Smethport Area School District General Obligation Unlimited Bonds,
	2.000%, 11/15/2010	387,260

		1,987,342
	South Carolina-0.2%
145,000	South Carolina State Housing Finance & Development Authority,
	2.800%, 7/1/2016	145,637

Shares/Principal Amount		Value

	Texas-0.8%
$675,000	Remington Municipal Utility District No. 1 General Obligation Unlimited Bonds,
	4.000%, 9/1/2021	$684,625

	Virginia-1.0%
125,000	Virginia College Building Authority Educational Facilities Revenue Bonds,
	5.000%, 2/1/2011	128,325
765,000	Virginia Housing Development Authority Revenue Bonds,
	4.500%, 7/1/2024	778,066

		906,391

	West Virginia-88.7%
1,170,000	Berkeley County Board of Education General Obligation Unlimited Bonds,
	3.375%, 5/1/2022	1,161,506
495,000	Berkeley County Building Commission Lease Revenue Bonds (County Facility Project),
	4.750%, 12/1/2019	495,916
825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project),
	Series A, 4.700%, 12/1/2024,
	(NATL-RE)	834,974
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
470,000	Series A, 4.700%, 10/1/2016	468,209
815,000	Series A, 5.000%, 10/1/2022	792,408
400,000	Series A, 4.650%, 10/1/2025	377,016
700,000	Series A, 4.650%, 3/1/2037	565,530
135,000	Series B, 4.800%, 10/1/2025	129,356
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools),
	5.000%, 5/1/2022, (FSA)	632,701
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
200,000	Series A, 3.400%, 10/1/2014	203,634
205,000	Series A, 3.600%, 10/1/2015	209,514
200,000	Series A, 3.800%, 10/1/2016	204,378
1,200,000	Charleston, West Virginia, Urban Renewal Authority Lease Revenue Bonds,
	5.300%, 12/15/2022	1,238,772

20	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2010 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value

$1,000,000	Clarksburg, West Virginia, Water Revenue Bonds,
	5.250%, 9/1/2019, (NATL-RE FGIC)	$1,055,910
800,000	County of Greenbrier, West Virginia, Tax Increment Revenue Bonds,
	4.500%, 6/1/2013	792,256
	Fairmont State College, West Virginia, College Revenue Bonds:
1,000,000	Series 2003-A, 5.250%, 6/1/2022	1,031,960
1,460,000	Series 2003-A, 5.000%, 6/1/2032	1,489,142
	Fairmont, West Virginia, Waterworks Revenue Bonds:
500,000	Series 1999, 5.250%, 7/1/2017, (AMBAC)	506,425
1,235,000	Series 1999, 5.000%, 7/1/2019, (AMBAC)	1,237,915
1,240,000	Grant County, West Virginia, County Commission Hospital Revenue Bonds (Grant Memorial Hospital),
	Series C, 5.350%, 10/1/2019, (FSA)	1,242,443
1,055,000	Kanawha County, West Virginia, Building Commission Revenue Bonds (Judicial Annex Lease),
	Series A, 5.000%, 12/1/2018	1,058,429
1,000,000	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools),
	5.000%, 5/1/2022, (NATL-RE)	1,091,520
1,000,000	Mason County, West Virginia, Pollution Control Revenue Bonds (Appalachian Power Co. Project),
	Series L, 5.500%, 10/1/2022	1,013,140
1,135,000	Monongalia County, West Virginia, Board of Education General Obligation Unlimited Bonds,
	6.000%, 5/1/2011, (NATL-RE)	1,181,751
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
1,150,000	Series A, 5.250%, 7/1/2020	1,204,855
500,000	Series A, 5.000%, 7/1/2030	499,995
525,000	Series A, 5.250%, 7/1/2035	530,266
500,000	Morgantown, West Virginia, Revenue Bonds,
	3.000%, 12/1/2016	513,505

Shares/Principal Amount		Value

	Ohio County, West Virginia, Board of Education General Obligation Unlimited Bonds:
$180,000	5.000%, 6/1/2013, (MBIA)	$180,470
545,000	5.000%, 6/1/2013	546,422
785,000	5.125%, 6/1/2018, (MBIA)	787,135
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
500,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	529,310
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	509,285
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project),
	Series A, 5.375%, 12/1/2023	1,296,085
1,355,000	Raleigh, Fayette & Nicholas Counties, West Virginia, Special Obligation Bonds,
	6.250%, 8/1/2011	1,416,381
1,310,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.),
	Series A, 5.200%, 11/1/2015	1,362,465
355,000	Weirton, West Virginia, Municipal Hospital Building Commission Revenue Bonds (Weirton Medical Center),
	Series A, 5.250%, 12/1/2011	356,313
	West Liberty State College, West Virginia, Revenue Bonds (Dormitory):
365,000	Series A, 4.800%, 6/1/2012	367,716
900,000	Series A, 6.125%, 6/1/2028	923,085
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,000,000	Series A, 5.250%, 7/1/2012, (AMBAC)	1,055,550
750,000	Series A, 5.375%, 7/1/2018	806,632
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,217,470
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public):
1,000,000	Series A, 5.500%, 6/1/2016	1,073,850
500,000	Series A, 5.000%, 6/1/2026	515,645

Semi-Annual Report | June 30, 2010	21

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2010 (Unaudited)

Shares/Principal Amount		Value

$700,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety),
	Series A, 5.000%, 6/1/2029	$708,372
580,000	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection),
	4.750%, 11/1/2012	624,869
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	943,561
860,000	4.750%, 6/1/2022	883,796
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
260,000	Series A, 3.000%, 8/1/2014	269,389
150,000	Series A, 3.000%, 8/1/2015	153,189
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities),
	Series A, 5.000%, 3/1/2019	596,066
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia University Foundation Waterfront),
	Series B, 5.000%, 7/15/2022	1,024,740
	West Virginia Higher Education Interim Governing Board University Revenue Bonds (Marshall University):
720,000	Series A, 5.000%, 5/1/2020	727,913
1,250,000	Series A, 5.000%, 5/1/2021	1,263,737
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
2,315,000	Series B, 5.000%, 4/1/2018	2,473,161
1,000,000	Series B, 5.000%, 4/1/2024	1,037,840
2,000,000	West Virginia Higher Education Policy Commission Revenue Bonds (University Facilities),
	Series A, 5.000%, 4/1/2012	2,128,020
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home),
	5.500%, 3/1/2019	1,074,120

Shares/Principal Amount		Value

$1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCS Improvement),
	Series D, 5.375%, 6/1/2028	$1,036,530
605,000	West Virginia Hospital Finance Authority Revenue Bonds (Charleston Medical Center),
	6.750%, 9/1/2022	616,906
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project),
	Series A, 4.500%, 6/1/2026	293,649
	West Virginia Housing Development Fund Revenue Bonds (Housing Finance):
900,000	Series A, 4.900%, 11/1/2014	904,266
1,000,000	Series A, 5.050%, 11/1/2014	1,000,350
1,000,000	Series A, 5.100%, 11/1/2015	1,000,340
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	475,583
450,000	4.250%, 7/1/2018	478,170
2,000,000	West Virginia School Building Authority Lottery Revenue Bonds (Capital Improvement),
	5.250%, 7/1/2012	2,164,680
	West Virginia University
	Revenue Bonds (West Virginia University Project):
1,000,000	Series A, 5.500%, 4/1/2016, (MBIA)	1,134,180
500,000	Series B, 5.000%, 10/1/2021	535,365
1,000,000	Series C, 5.000%, 10/1/2026	1,044,900
1,275,000	Series C, 5.000%, 10/1/2027	1,328,193
500,000	Series C, 5.000%, 10/1/2034, (FSA)	507,390
1,000,000	Series C, 5.000%, 10/1/2034	1,003,330
	West Virginia Water Development Authority Infrastructure Revenue Bonds:
400,000	Series A, 5.375%, 10/1/2015	404,804
2,000,000	Series A, 4.400%, 10/1/2018	2,040,940
985,000	Series A, 5.500%, 10/1/2020	997,125
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program),
	Series A, 4.750%, 10/1/2023	1,142,636
500,000	West Virginia Water Development Authority Revenue Bonds (Loan Program),
	Series A-1, 5.250%, 11/1/2023	522,920

22	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2010 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value

	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
$1,000,000	Series A-II, 5.000%, 11/1/2025	$1,037,720
900,000	Series A-II, 4.250%, 11/1/2026	890,550
500,000	Series B, 5.250%, 11/1/2023, (AMBAC)	523,760
1,000,000	Series B, 5.000%, 11/1/2029	1,018,970
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (FSA)	539,870
1,000,000	Series B-IV, 5.125%, 11/1/2024	1,048,480
650,000	Series B-IV, 4.750%, 11/1/2035	645,222
395,000	West Virginia, General Obligation Unlimited Bonds (Capital Appreciation Infrastructure),
	Series A, 5.000%, 11/1/2021 (1)	254,258
500,000	West Virginia, General Obligation Unlimited Bonds (State Road),
	5.000%, 6/1/2021	546,220
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
700,000	Series A, 3.500%, 6/1/2016	721,084
500,000	Series A, 4.250%, 6/1/2026, (FSA)	506,760
500,000	Series A, 4.750%, 6/1/2036, (FSA)	508,730

		77,489,894
TOTAL MUNICIPAL BONDS

(identified cost $83,117,781)		85,088,399

SHORT TERM INVESTMENTS-1.9%
	Federal Home Loan Bank-1.1%
$1,000,000	Federal Home Loan Discount
	Note, 0.040%, Due 7/30/2010	999,609

	Mutual Funds-0.8%
691,598	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.219% (at net asset value)	691,598

TOTAL SHORT TERM INVESTMENTS

(identified cost $1,691,207)		1,691,207

Shares/Principal Amount	Value

TOTAL INVESTMENTS-99.3%
(identified cost $84,808,988)	86,779,606
OTHER ASSETS AND LIABILITIES-NET(2)-0.7%	594,552

NET ASSETS-100.0%	$87,374,158

(1)	Zero coupon bond, reflects effective rate at time of purchase.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2010.

The following acronyms are used throughout this portfolio:

ARC - Auction Rate Certification

Insurers:

AMBAC - AMBAC Indemnity Corp.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance, Inc.

MBIA - MBIA Insurance Co.

NATL-RE - National Real Estate

RADIAN - Radian Asset Assurance, Inc.

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2010	23

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund
ASSETS:

Investments in securities, at value
(cost - see below)	$55,047,502	$218,531,317	$51,075,789	$253,085,284	$86,779,606
Cash	36,537	3,736	11,868	–	–

RECEIVABLE FOR:
Dividends and interest	15,313	350,016	254,482	1,360,944	1,020,499
Investments sold	2,397,078	1,671,011	–	–	–
Fund shares sold	27,716	38,027	10,334	230,918	15,000
Prepaid expenses	17,309	18,621	16,117	15,471	5,441
Total Assets	57,541,455	220,612,728	51,368,590	254,692,617	87,820,546

LIABILITIES:

PAYABLE FOR:
Investments purchased	1,404,567	753,535	445,666	5,502,614	145,000
Fund shares redeemed	29,985	129,371	24,060	78,727	50,000
Income distribution payable	–	–	–	404,051	207,664
Administration fee	5,138	18,292	4,701	19,587	7,263
Audit and legal fees	5,390	13,608	5,868	16,702	9,123
Shareholder services fee (Note 5)	11,782	47,155	10,671	49,901	17,682
Printing and postage fees	3,821	3,834	3,792	5,481	5,162
Trustees’/ fees and expenses	179	835	343	2,365	768
Other accrued liabilities and expenses	5,365	21,249	5,639	8,571	3,726
Total Liabilities	1,466,227	987,879	500,740	6,087,999	446,388
Net Assets	$56,075,228	$219,624,849	$50,867,850	$248,604,618	$87,374,158

NET ASSETS CONSIST OF :

Paid-in capital	$54,573,258	$250,534,370	$53,092,876	$239,809,352	$85,255,963
Accumulated net investment income (loss)	(81,424)	137,447	43,930	(83,152)	–
Accumulated net realized gain (loss) on investments	129,031	(28,089,633)	(4,163,128)	436,209	147,578
Net unrealized appreciation (depreciation) on investments	1,454,363	(2,957,335)	1,894,172	8,442,209	1,970,617
Net Assets	$56,075,228	$219,624,849	$50,867,850	$248,604,618	$87,374,158

Shares Outstanding, No Par Value, Unlimited Shares Authorized	6,570,483	20,803,517	5,717,787	24,265,161	8,421,900
Net asset value, offering price & redemption	$8.53	$10.56	$8.90	$10.25	$10.37
Investments, at identified cost	$53,593,139	$221,488,650	$49,181,617	$244,643,074	$84,808,988

See Notes which are an integral part of the Financial Statements.

24	www.wesmarkfunds.com

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund
INVESTMENT INCOME:

Dividends, net of foreign taxes*	$286,030	$1,834,495	$355,668	$–	$–
Interest	2,574	51,783	402,086	4,659,148	1,834,860
Total Investment Income	288,604	1,886,278	757,754	4,659,148	1,834,860

EXPENSES:

Investment adviser fee (Note 5)	212,888	875,831	193,574	726,475	254,944
Administration fee (Note 5)	30,566	115,197	28,131	119,392	44,005
Custodian fees (Note 5)	9,268	20,235	6,977	16,936	7,795
Transfer agent fees	14,230	26,944	13,516	14,805	11,061
Directors’ fees	7,017	14,111	7,030	15,824	8,633
Auditing fees	5,838	14,153	5,817	16,048	8,623
Legal fees	6,650	6,833	6,363	6,894	7,733
Shareholder services fee (Note 5)	70,963	291,944	64,524	302,698	106,227
Registration fees	6,552	6,942	4,959	1,247	297
Printing and postage fees	3,200	3,200	3,143	2,737	2,825
Insurance premiums	2,125	9,797	2,099	9,421	3,470
Miscellaneous	731	3,278	749	3,508	2,289
Total Expenses	370,028	1,388,465	336,882	1,235,985	457,902

WAIVERS AND REIMBURSEMENTS (NOTE 5):

Waiver/reimbursement of investment adviser fee	–	–	–	–	(42,491)
Total waivers and reimbursements	–	–	–	–	(42,491)
Net Expenses	370,028	1,388,465	336,882	1,235,985	415,411
Net Investment Income/(loss)	(81,424)	497,813	420,872	3,423,163	1,419,449

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	5,366,603	6,508,394	243,460	2,015,721	97,385
Net change in unrealized appreciation (depreciation) of investments	(6,770,966)	(22,084,323)	(2,527,668)	1,855,304	458,766
Net realized and unrealized gain (loss) on investments	(1,404,363)	(15,575,929)	(2,284,208)	3,871,025	556,151
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,485,787)	$(15,078,116)	$(1,863,336)	$7,294,188	$1,975,600

Foreign tax withholding	–	$13,068	$787	–	–

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2010	25

Statements of Changes in Net Assets

	WesMark Small Company Growth Fund			WesMark Growth Fund
	For the Six Months Ended June 30, 2010 (Unaudited)	Period Ended December 31, 2009(a)	For the Year Ended January 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	Period Ended December 31, 2009(a)	For the Year Ended January 31, 2009

INCREASE (DECREASE) IN NET ASSETS FROM: OPERATIONS

Net investment income (loss)	$(81,424)	$(297,408)	$(213,265)	$497,813	$1,636,003	$1,508,610
Net realized gain (loss) on investments	5,366,603	(569,406)	(4,380,498)	6,508,394	(9,271,129)	(25,039,186)
Net change in unrealized appreciation (depreciation) on investments	(6,770,966)	17,147,016	(11,054,910)	(22,084,323)	69,521,525	(65,786,059)
Net increase (decrease) in net assets resulting from operations	(1,485,787)	16,280,202	(15,648,673)	(15,078,116)	61,886,399	(89,316,635)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	–	–	–	(521,239)	(1,636,235)	(1,533,995)
From net realized capital gains	–	(97,024)	(64,493)	–	–	(1,350,647)
Decrease in net assets from distributions to shareholders	–	(97,024)	(64,493)	(521,239)	(1,636,235)	(2,884,642)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	5,325,240	9,248,213	9,625,526	15,889,729	18,372,840	29,801,324
Shares issued in reinvestment of distributions	–	27,640	16,883	212,378	687,297	1,313,029
Cost of shares redeemed	(1,891,131)	(5,140,530)	(3,800,410)	(10,883,985)	(22,446,392)	(24,178,341)
Net increase (decrease) resulting from beneficial interest transactions	3,434,109	4,135,323	5,841,999	5,218,122	(3,386,255)	6,936,012
Net Increase (Decrease) in Net Assets	1,948,322	20,318,501	(9,871,167)	(10,381,233)	56,863,909	(85,265,265)

NET ASSETS:
Beginning of Period	54,126,906	33,808,405	43,679,572	230,006,082	173,142,173	258,407,438
End of Period*	$56,075,228	$54,126,906	$33,808,405	$219,624,849	$230,006,082	$173,142,173

*Including accumulated net investment income (loss) of:	$(81,424)	–	–	$137,447	$160,873	$189,655

(a)

Effective March 17, 2009, the Funds’ Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31. The period ended December 31, 2009, as presented above, represents February 1, 2009 through December 31, 2009.

See Notes which are an integral part of the Financial Statements.

26	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark Balanced Fund			WesMark Government Bond Fund
	For the Six Months Ended June 30, 2010 (Unaudited)	Period Ended December 31, 2009(a)	For the Year Ended January 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	Period Ended December 31, 2009(a)	For the Year Ended January 31, 2009

INCREASE (DECREASE) IN NET ASSETS FROM: OPERATIONS

Net investment income	$420,872	$788,448	$898,598	$3,423,163	$6,816,475	$8,372,637
Net realized gain (loss) on investments	243,460	(2,166,725)	(2,249,685)	2,015,721	326,030	561,483
Net change in unrealized appreciation (depreciation) on investments	(2,527,668)	11,841,653	(10,535,188)	1,855,304	1,255,054	221,982
Net increase (decrease) in net assets resulting from operations	(1,863,336)	10,463,376	(11,886,275)	7,294,188	8,397,559	9,156,102

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(422,307)	(753,558)	(897,861)	(3,506,315)	(6,976,816)	(8,405,527)
From net realized capital gains	–	–	(1,564,351)	–	–	–
Decrease in net assets from distributions to shareholders	(422,307)	(753,558)	(2,462,212)	(3,506,315)	(6,976,816)	(8,405,527)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	4,232,322	5,486,272	7,529,877	22,441,968	53,227,526	23,956,124
Shares issued in reinvestment of distributions	73,338	139,278	482,509	738,329	1,435,921	1,680,933
Cost of shares redeemed	(2,586,474)	(6,218,953)	(7,315,465)	(16,706,986)	(22,488,517)	(22,062,287)
Net increase (decrease) resulting from beneficial interest transactions	1,719,186	(593,403)	696,921	6,473,311	32,174,930	3,574,770
Net Increase (Decrease) in Net Assets	(566,457)	9,116,415	(13,651,566)	10,261,184	33,595,673	4,325,345

NET ASSETS:
Beginning of Period	51,434,307	42,317,892	55,969,458	238,343,434	204,747,761	200,422,416
End of Period*	$50,867,850	$51,434,307	$42,317,892	$248,604,618	$238,343,434	$204,747,761

*Including accumulated net investment income (loss) of:	$43,930	$45,365	$18,609	$(83,152)	–	$8,584

(a)

Effective March 17, 2009, the Funds’ Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31. The period ended December 31, 2009, as presented above, represents February 1, 2009 through December 31, 2009.

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2010	27

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund
	For the Six Months Ended June 30, 2010 (Unaudited)	Period Ended December 31, 2009(a)	For the Year Ended January 31, 2009

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$1,419,449	$2,489,320	$2,585,318
Net realized gain (loss) on investments	97,385	172,073	(207,336)
Net change in unrealized appreciation (depreciation) on investments	458,766	2,040,660	(2,477,655)
Net increase (decrease) in net assets resulting from operations	1,975,600	4,702,053	(99,673)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(1,419,449)	(2,471,587)	(2,583,433)
Decrease in net assets from distributions to shareholders	(1,419,449)	(2,471,587)	(2,583,433)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	6,257,466	13,511,133	15,518,666
Shares issued in reinvestment of distributions	181,924	310,647	266,673
Cost of shares redeemed	(5,221,563)	(7,888,117)	(6,375,174)
Net increase resulting from beneficial interest transactions	1,217,827	5,933,663	9,410,165
Net Increase in Net Assets	1,773,978	8,164,129	6,727,059

NET ASSETS:
Beginning of Period	85,600,180	77,436,051	70,708,992
End of Period*	$87,374,158	$85,600,180	$77,436,051

*Including accumulated net investment income of:	–	–	–

(a)

Effective March 17, 2009, the Funds’ Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31. The period ended December 31, 2009, as presented above, represents February 1, 2009 through December 31, 2009.

See Notes which are an integral part of the Financial Statements.

28	www.wesmarkfunds.com

Financial Highlights
WesMark Small Company Growth Fund

	For the Six Months Ended June 30, 2010 (Unaudited)	Period Ended December 31, 2009(a)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008	For the Year Ended January 31, 2007(b)	For the Year Ended January 31, 2006	For the Year Ended January 31, 2005
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$8.76	$6.06	$8.88	$9.37	$8.96	$7.19	$7.48
Income/(Loss) from Investment Operations:
Net Investment Loss	(0.01)	(0.05)	(0.04)(c)	–	–	(0.06)(c)	(0.06)(c)
Net Realized and Unrealized Gain/(Loss) on investments	(0.22)	2.77	(2.77)	(0.18)	0.41	1.83	(0.23)
Total from Investment Operations	(0.23)	2.72	(2.81)	(0.18)	0.41	1.77	(0.29)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	–	–	–	–	–	–	–
From Net Realized Gain on Investments	–	(0.02)	(0.01)	(0.31)	–	–	–
Total Distributions	–	(0.02)	(0.01)	(0.31)	–	–	–

Net Asset Value, End of Period	$8.53	$8.76	$6.06	$8.88	$9.37	$8.96	$7.19

Total Return(d)	(2.63)%	45.00%	(31.66)%	(2.15)%	4.58%	24.62%	(3.88)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.30%	1.42%(e)	1.38%	1.39%	1.40%	1.59%	1.62%
Net Investment Loss	(0.29)%	(0.74)%(e)	(0.48)%	(0.45)%	(0.17)%	(0.83)%	(0.89)%
Expense Waiver/Reimbursement(f)	–	0.06%(e)	0.16%	0.15%	0.19%	0.28%	0.38%
Net Assets Value End of Period (000 omitted)	$56,075	$54,127	$33,808	$43,680	$38,897	$30,492	$21,532
Portfolio Turnover Rate	53%	80%	84%	78%	55%	84%	62%

(a)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009, as presented above, represents February 1, 2009 through December 31, 2009.

(b)	Beginning with the year ended January 31, 2007, the Funds were audited by Tait, Weller & Baker LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(e)	Ratios for periods of less than a year are annualized.
(f)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2010	29

Financial Highlights
WesMark Growth Fund

	For the Six Months Ended June 30, 2010 (Unaudited)	Period Ended December 31, 2009(a)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008	For the Year Ended January 31, 2007(b)	For the Year Ended January 31, 2006	For the Year Ended January 31, 2005
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$11.32	$8.44	$12.90	$13.84	$13.85	$12.37	$12.81
Income/(Loss) from Investment Operations:
Net Investment Income	0.03	0.08	0.07	0.07	0.07	0.01	0.09
Net Realized and Unrealized Gain/(Loss) on investments	(0.76)	2.88	(4.39)	0.28	0.67	1.48	(0.42)
Total from Investment Operations	(0.73)	2.96	(4.32)	0.35	0.74	1.49	(0.33)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.03)	(0.08)	(0.07)	(0.09)	(0.05)	(0.01)	(0.11)
From Net Realized Gain on Investments	–	–	(0.07)	(1.20)	(0.70)	–	–
Total Distributions	(0.03)	(0.08)	(0.14)	(1.29)	(0.75)	(0.01)	(0.11)

Net Asset Value, End of Period	$10.56	$11.32	$8.44	$12.90	$13.84	$13.85	$12.37

Total Return(c)	(6.51)%	35.18%	(33.75)%	2.22%	5.43%	12.01%	(2.63)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.19%	1.24%(d)	1.25%	1.26%	1.24%	1.28%	1.14%
Net Investment Income	0.43%	0.88%(d)	0.64%	0.49%	0.50%	0.08%	0.71%
Expense Waiver/Reimbursement(e)	–	0.00(d)(f)	0.01%	0.01%	0.01%	0.01%	0.11%
Net Assets Value End of Period (000 omitted)	$219,625	$230,006	$173,142	$258,407	$269,943	$269,575	$249,647
Portfolio Turnover Rate	43%	58%	91%	112%	83%	76%	51%

(a)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009, as presented above, represents February 1, 2009 through December 31, 2009.

(b)	Beginning with the year ended January 31, 2007, the Funds were audited by Tait, Weller & Baker LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year
(d)	Ratios for periods of less than a year are annualized.
(e)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.
(f)	Less than 0.005%.

See Notes which are an integral part of the Financial Statements.

30	www.wesmarkfunds.com

Financial Highlights
WesMark Balanced Fund

	For the Six Months Ended June 30, 2010 (Unaudited)	Period Ended December 31, 2009(a)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008	For the Year Ended January 31, 2007(b)	For the Year Ended January 31, 2006	For the Year Ended January 31, 2005
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$9.31	$7.58	$10.08	$9.97	$9.47	$8.87	$9.10
Income/(Loss) from Investment Operations:
Net Investment Income	0.08	0.14	0.16	0.16	0.14	0.11	0.18
Net Realized and Unrealized Gain/(Loss) on investments	(0.41)	1.72	(2.22)	0.26	0.50	0.60	(0.23)
Total from Investment Operations	(0.33)	1.86	(2.06)	0.42	0.64	0.71	(0.05)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.08)	(0.13)	(0.16)	(0.16)	(0.14)	(0.11)	(0.18)
From Net Realized Gain on Investments	–	–	(0.28)	(0.15)	–	–	–
Total Distributions	(0.08)	(0.13)	(0.44)	(0.31)	(0.14)	(0.11)	(0.18)

Net Asset Value, End of Period	$8.90	$9.31	$7.58	$10.08	$9.97	$9.47	$8.87

Total Return(c)	(3.63)%	24.81%	(21.23)%	4.19%	6.85%	8.11%	(0.53)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.31%(d)	1.43%(d)	1.44%	1.41%	1.40%	1.45%	1.26%
Net Investment Income	1.63%(d)	1.82%(d)	1.74%	1.54%	1.51%	1.28%	1.95%
Expense Waiver/Reimbursement(e)	0.00(d)	0.01%(d)	0.10%	0.02%	0.03%	0.03%	0.12%

Net Assets Value End of Period (000 omitted)	$50,868	$51,434	$42,318	$55,969	$55,373	$53,524	$57,523
Portfolio Turnover Rate	30%	35%	52%	85%	63%	76%	38%

(a)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009, as presented above, represents February 1, 2009 through December 31, 2009.

(b)	Beginning with the year ended January 31, 2007, the Funds were audited by Tait, Weller & Baker LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year
(d)	Ratios for periods of less than a year are annualized.
(e)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2010	31

Financial Highlights
WesMark Government Bond Fund

	For the Six Months Ended June 30, 2010 (Unaudited)	Period Ended December 31, 2009(a)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008	For the Year Ended January 31, 2007(b)	For the Year Ended January 31, 2006	For the Year Ended January 31, 2005
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$10.09	$10.01	$9.97	$9.67	$9.70	$9.95	$10.03
Income/(Loss) from Investment Operations:
Net Investment Income	0.15	0.32	0.41	0.42	0.40	0.33	0.34
Net Realized and Unrealized Gain/(Loss) on investments	0.16	0.09	0.05	0.30	(0.03)	(0.24)	(0.08)
Total from Investment Operations	0.31	0.41	0.46	0.72	0.37	0.09	0.26

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.15)	(0.33)	(0.42)	(0.42)	(0.40)	(0.33)	(0.33)
From Net Realized Gain on Investments	–	–	–	–	–	(0.01)	(0.01)
Total Distributions	(0.15)	(0.33)	(0.42)	(0.42)	(0.40)	(0.34)	(0.34)

Net Asset Value, End of Period	$10.25	$10.09	$10.01	$9.97	$9.67	$9.70	$9.95

Total Return(c)	3.05%	4.13%	4.70%	7.68%	3.91%	0.98%	2.68%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.02%	1.07%(d)	1.11%	1.10%	1.10%	1.11%	0.99%
Net Investment Income	2.83%	3.46%(d)	4.19%	4.34%	4.17%	3.40%	3.38%
Expense Waiver/Reimbursement(e)	–	0.00(d)(f)	0.01%	0.01%	0.01%	0.01%	0.11%
Net Assets Value End of Period (000 omitted)	$248,605	$238,343	$204,748	$200,422	$192,918	$192,435	$190,125
Portfolio Turnover Rate	36%	42%	24%	35%	70%	99%	58%

(a)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009, as presented above, represents February 1, 2009 through December 31, 2009.

(b)	Beginning with the year ended January 31, 2007, the Funds were audited by Tait, Weller & Baker LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year
(d)	Ratios for periods of less than a year are annualized.
(e)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.
(f)	Less than 0.005%.

See Notes which are an integral part of the Financial Statements.

32	www.wesmarkfunds.com

Financial Highlights
WesMark West Virginia Municipal Bond Fund

	For the Six Months Ended June 30, 2010 (Unaudited)	Period Ended December 31, 2009(a)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008	For the Year Ended January 31, 2007(b)	For the Year Ended January 31, 2006	For the Year Ended January 31, 2005
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$10.31	$10.02	$10.39	$10.35	$10.38	$10.57	$10.63
Income/(Loss) from Investment Operations:
Net Investment Income	0.17	0.32	0.35	0.34	0.34	0.32	0.31
Net Realized and Unrealized Gain/(Loss) on investments	0.06	0.29	(0.37)	0.04	(0.03)	(0.18)	(0.01)
Total from Investment Operations	0.23	0.61	(0.02)	0.38	0.31	0.14	0.30

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.17)	(0.32)	(0.35)	(0.34)	(0.34)	(0.32)	(0.31)
From Net Realized Gain on Investments	–	–	–	–	–	(0.01)	(0.05)
Total Distributions	(0.17)	(0.32)	(0.35)	(0.34)	(0.34)	(0.33)	(0.36)

Net Asset Value, End of Period	$10.37	$10.31	$10.02	$10.39	$10.35	$10.38	$10.57

Total Return(c)	2.26%	6.13%	(0.12)%	3.78%	3.05%	1.30%	2.97%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	0.98%(d)	1.07%(d)	1.12%	1.14%	1.11%	1.13%	0.99%
Net Investment Income	3.34%(d)	3.41%(d)	3.50%	3.35%	3.32%	3.07%	2.99%
Expense Waiver/Reimbursement(e)	0.10%(d)	0.10%(d)	0.10%	0.10%	0.10%	0.10%	0.20%
Net Assets Value End of Period (000 omitted)	$87,374	$85,600	$77,436	$70,709	$69,954	$72,825	$74,696
Portfolio Turnover Rate	7%	7%	16%	6%	10%	19%	22%

(a)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009, as presented above, represents February 1, 2009 through December 31, 2009.

(b)	Beginning with the year ended January 31, 2007, the Funds were audited by Tait, Weller & Baker LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year
(d)	Ratios for periods of less than a year are annualized.
(e)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2010	33

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective

WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation

WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation

WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income

WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund pays its own expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

»	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

»

Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

»	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

»	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

»	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

34	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2010 (Unaudited)

»

With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

»	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

»

Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1	—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2	—

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	—

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Funds’ investments carried at fair value:

WesMark Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$52,399,775	$–	$–	$52,399,775
Exchange Traded Funds	1,200,680	–	–	1,200,680
Short Term Investments	1,447,047	–	–	1,447,047
Total	$55,047,502	$–	$–	$55,047,502

WesMark Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$197,806,050	$–	$–	$197,806,050
Closed End Funds	2,818,200	–	–	2,818,200
Exchange Traded Funds	13,373,050	–	–	13,373,050
U.S. Government Agency Securities	–	4,095,064	–	4,095,064
Short Term Investments	438,953	–	–	438,953
Total	$214,436,253	$4,095,064	$–	$218,531,317

Semi-Annual Report | June 30, 2010	35

Notes to Financial Statements
June 30, 2010 (Unaudited)

WesMark Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$30,047,209	$–	$–	$30,047,209
Closed End Funds	256,200	–	–	256,200
Exchange Traded Funds	2,350,692	–	–	2,350,692
Preferred Stocks	844,700	–	–	844,700
Convertible Corporate Bonds	–	506,250	–	506,250
Corporate Bonds	–	6,765,278	–	6,765,278
U.S. Government Agency - Collateralized Mortgage Obligations	–	1,101,309	–	1,101,309
U.S. Government Agency - Mortgage Backed Securities	–	2,297,464	–	2,297,464
U.S. Government Agency Securities	–	2,533,969	–	2,533,969
Municipal Bonds	–	1,757,445	–	1,757,445
Short Term Investments	–	–	–	–
Mutual Funds	2,115,289	–	–	2,115,289
Other	–	499,984	–	499,984
Total	$35,614,090	$15,461,699	$–	$51,075,789

WesMark Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$67,003,705	$–	$67,003,705
U.S. Government Agency - Mortgage Backed Securities	–	66,557,873	–	66,557,873
U.S. Government Agency Securities	–	84,948,568	–	84,948,568
Municipal Bonds	–	26,832,384	–	26,832,384
Short Term Investments	7,742,754	–	–	7,742,754
Total	$7,742,754	$245,342,530	$–	$253,085,284

WesMark West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$85,088,399	$–	$85,088,399
Short Term Investments	–	–	–	–
Mutual Funds	691,598	–	–	691,598
Other	–	999,609	–	999,609
Total	$691,598	$85,188,008	$–	$86,779,606

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2010. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Funds.

*For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

36	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2010 (Unaudited)

New Accounting Pronouncement: – In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of, and during the six months ended, June 30, 2010, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of June 30, 2010, tax years ended January 31, 2007 through 2009, and the period ended December 31, 2009, remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income gains are earned.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Semi-Annual Report | June 30, 2010	37

Notes to Financial Statements
June 30, 2010 (Unaudited)

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

WesMark Small Company Growth Fund	For the Six Months Ended June 30, 2010	For the Period Ended December 31, 2009(a)	For the Year Ended January 31, 2009
Shares sold	595,643	1,271,028	1,133,093
Shares issued to shareholders in payment of distributions declared	–	4,901	1,880
Shares redeemed	(205,157)	(671,931)	(477,708)
Net increase resulting from share transactions	390,486	603,998	657,265
Common shares outstanding, end of period	6,570,483	6,179,997	5,575,999

WesMark Growth Fund	For the Six Months Ended June 30, 2010	For the Period Ended December 31, 2009(a)	For the Year Ended January 31, 2009
Shares sold	1,396,199	1,976,149	2,554,481
Shares issued to shareholders in payment of distributions declared	18,030	68,064	115,309
Shares redeemed	(931,771)	(2,245,820)	(2,177,224)
Net increase/(decrease) resulting from share transactions	482,458	(201,607)	492,566
Common shares outstanding, end of period	20,803,517	20,321,059	20,522,666

WesMark Balanced Fund	For the Six Months Ended June 30, 2010	For the Period Ended December 31, 2009(a)	For the Year Ended January 31, 2009
Shares sold	455,997	660,223	810,826
Shares issued to shareholders in payment of distributions declared	7,788	16,610	51,465
Shares redeemed	(272,996)	(729,781)	(834,939)
Net increase/(decrease) resulting from share transactions	190,789	(52,948)	27,352
Common shares outstanding, end of period	5,717,787	5,526,998	5,579,946

WesMark Government Bond Fund	For the Six Months Ended June 30, 2010	For the Period Ended December 31, 2009(a)	For the Year Ended January 31, 2009
Shares sold	2,205,347	5,252,527	2,426,341
Shares issued to shareholders in payment of distributions declared	72,474	141,875	170,103
Shares redeemed	(1,640,458)	(2,224,623)	(2,232,991)
Net increase resulting from share transactions	637,363	3,169,779	363,453
Common shares outstanding, end of period	24,265,161	23,627,798	20,458,019

WesMark West Virginia Municipal Bond Fund	For the Six Months Ended June 30, 2010	For the Period Ended December 31, 2009(a)	For the Year Ended January 31, 2009
Shares sold	604,653	1,314,005	1,542,894
Shares issued to shareholders in payment of distributions declared	17,576	30,449	26,847
Shares redeemed	(504,705)	(771,807)	(646,154)
Net increase resulting from share transactions	117,524	572,647	923,587
Common shares outstanding, end of period	8,421,900	8,304,376	7,731,729

(a)

Effective March 17, 2009, the Funds’ Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31. The period ended December 31, 2009, as presented above, represents February 1, 2009 through December 31, 2009.

38	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2010 (Unaudited)

4. FEDERAL TAX INFORMATION

For federal income tax purposes, the following amounts apply as of June 30, 2010:

Fund Name	Cost of Investments	Gross unrealized appreciation (excess of value over tax cost)	Gross unrealized depreciation (excess of tax cost over value)	Net unrealized appreciation/ (depreciation)
Small Company Growth Fund	$ 54,139,814	$ 4,666,769	$ (3,759,081)	$ 907,688
Growth Fund	221,329,834	16,056,193	(18,854,710)	(2,798,517)
Balanced Fund	49,160,219	4,238,001	(2,322,431)	1,915,570
Government Bond Fund	244,643,074	8,491,366	(49,156)	8,442,210
West Virginia Municipal Bond Fund	84,689,473	2,443,147	(353,014)	2,090,133

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, income and distributions from investments in partnerships, and discount accretion/ premium amortization on debt securities.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the period ended December 31, 2009 and year ended January 31, 2009, was as follows:

	For Period Ended December 31, 2009
Fund Name	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Total
Small Company Growth Fund	$–	$97,024	$–	$97,024
Growth Fund	$–	$1,636,235	$–	$1,636,235
Balanced Fund	$–	$753,558	$–	$753,558
Government Bond Fund	$–	$6,976,816	$–	$6,976,816
West Virginia Municipal Bond Fund	$2,465,806	$5,781	$–	$2,471,587

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Other Temporary Adjustments	Capital Loss Carryforward And Deferrals
Small Company Growth Fund	$–	$–	$7,487,044	$–	$(4,499,287)
Growth Fund	$–	$160,873	$19,170,538	$–	$(34,641,577)
Balanced Fund	$–	$46,482	$4,429,974	$(1,117)	$(4,414,722)
Government Bond Fund	$–	$–	$6,586,905	$–	$(1,579,512)
West Virginia Municipal Bond Fund	$–	$–	$1,631,366	$–	$(69,322)

The amount and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2010.

Semi-Annual Report | June 30, 2010	39

Notes to Financial Statements
June 30, 2010 (Unaudited)

At December 31, 2009, the Funds had capital loss carryforwards which will reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	2014	2015	2016	2017	Total
Small Company Growth Fund	$–	$–	$325,959	$4,014,958	$4,340,917
Growth Fund	$–	$–	$1,874,127	$32,314,607	$34,188,734
Balanced Fund	$–	$–	$655,166	$3,482,433	$4,137,599
Government Bond Fund	$684,522	$829,867	$–	$–	$1,514,389
West Virginia Municipal Bond Fund	$–	$–	$69,322	$–	$69,322

The Government Bond Fund and the West Virginia Municipal Bond Fund used capital loss carryforwards of $391,153, and $79,897, respectively, to offset taxable capital gains realized during the period ended December 31, 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

The Adviser may choose to waive any portion of its fee. The Adviser can modify or terminate this waiver at any time at its sole discretion.

For the period ended June 30, 2010, the Adviser waived the following fees:

Fund Name	Adviser Fee Waiver
West Virginia Municipal Bond Fund	$42,491

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on an annual rate of 0.07% the daily average aggregate net assets of the Trust for the period, subject to a $650,000 annual minimum (on the Trust level).

Federated Services Company (“FServ”) provided administrative personnel and services to the Funds through March 23, 2009. The fee paid to FServ was based on a scale that ranged from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a $75,000 minimum per Fund. FServ was able to voluntarily choose to waive any portion of its fee. FServ was able to modify or terminate any voluntary waivers at any time at its sole discretion.

Distribution (12b-1) Fee – ALPS Distributors, Inc. (“ADI”) serves as the Funds’ distributor. Prior to March 23, 2009, Edgewood Services Inc. (“Edgewood”) was the Funds’ distributor.

The Funds’ Trustees previously adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan the Funds could have compensated Edgewood from the net assets of the Funds to finance activities intended to result in sale of each Fund’s shares. The Plan specified that the Funds may have incurred distribution expenses at 0.25% of the daily net assets of each Fund. The Plan expired on August 31, 2007 and the Funds Trustees did not approve its renewal.

Shareholder Services Fee – Under the terms of a Shareholder Services Agreements with WesBanco Bank (“WesBanco”) and other financial institutions, the Funds may pay WesBanco, or other financial institutions up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and the financial institutions may voluntarily choose to waive any portion of its fee. WesBanco and the financial institutions can modify or terminate this voluntary waiver at any time at their sole discretion.

Effective August 1, 2009, the voluntary fee waiver for the Small Company Growth Fund, which was set at an annual rate of 0.10% of average daily net assets of the Fund, was discontinued. For the six months ended June 30, 2010, WesBanco did not waive any of these fees.

Recordkeeping Fee – The Funds may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

40	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2010 (Unaudited)

Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2010, were as follows:

Fund Name	Purchases	Sales
WesMark Small Company Growth Fund	$31,473,013	$27,980,481
WesMark Growth Fund	104,796,038	95,622,123
WesMark Balanced Fund	15,916,614	13,548,908
WesMark Government Bond Fund	56,891,629	60,693,534
WesMark West Virginia Municipal Bond Fund	8,508,002	5,805,083

Purchases and Sales of U.S. government securities, other than short-term securities, for the six months ended June 30, 2010, were as follows:

Fund Name	Purchases	Sales
WesMark Growth Fund	$-	$512,250
WesMark Balanced Fund	-	1,288,516
WesMark Government Bond Fund	36,069,250	26,398,238

7. CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2010, 66.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 19.7% of total investments.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8. SUBSEQUENT EVENTS

Management has performed a review for subsequent events through the date this report was issued. There were no additional reportable events for the Funds, other than information disclosed above, as a result of their review.

9. FEDERAL TAX INFORMATION

For the period ended December 31, 2009, 99.77% of the distributions from net investment income for West Virginia Municipal Bond Fund is exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the period ended December 31, 2009, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage

Growth Fund	100.00%

Balanced Fund	61.73%

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the period ended December 31, 2009, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows.

For the fiscal year ended December 31, 2009, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage

Growth Fund	100.00%

Balanced Fund	64.41%

Semi-Annual Report | June 30, 2010	41

Shareholder Expense Example
June 30, 2010 (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expense Paid During Period(1)	Net Expense Ratios(2)
WesMark Small Company Growth Fund
Actual Fund Return	$ 1,000.00	$ 973.70	$ 6.38	1.30%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,018.33	$ 6.52	1.30%
WesMark Growth Fund
Actual Fund Return	$ 1,000.00	$ 934.90	$ 5.70	1.19%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,018.90	$ 5.95	1.19%
WesMark Balanced Fund
Actual Fund Return	$ 1,000.00	$ 963.70	$ 6.35	1.31%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,018.32	$ 6.53	1.31%
WesMark West Virginia Municipal Bond Fund
Actual Fund Return	$ 1,000.00	$ 1,022.60	$ 4.90	0.98%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,019.95	$ 4.90	0.98%
WesMark Government Bond Fund
Actual Fund Return	$ 1,000.00	$ 1,030.50	$ 5.14	1.02%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,019.73	$ 5.11	1.02%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(2)	Annualized, based on the Portfolio's most recent fiscal half year expenses.

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Board Review of Advisory Contract
June 30, 2010 (Unaudited)

FEBRUARY 2010

As required by the 1940 Act, the WesMark Funds (“Funds”) Board has reviewed the Funds’ investment advisory contract. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds’ investment objectives and long term performance; the Adviser’s management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the WesBanco organization in addition to investment advisory services; and a Fund’s relationship to other funds in the WesMark Family of Funds.

In assessing the Adviser’s performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature and quality of the services provided by the Adviser, including the performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances, and in this regard, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. WesBanco provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short and long term performance (in absolute terms both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or WesBanco are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. Because the Funds are the only advisory clients of the Adviser, the Board did not consider fees charged to other institutional accounts to be a relevant consideration in evaluating the advisory fees charged by the Adviser to the Funds.

For the one year and three year periods ended December 31, 2009, the performance of the WesMark Small Company Growth Fund, WesMark Growth Fund and WesMark Government Fund were above the median of the relevant peer groups. The WesMark Balanced Fund’s performance for the one year period ended December 31, 2009 was below the median of a relevant peer group but for the three year period ended December 31, 2009 was above the median

Semi-Annual Report | June 30, 2010	43

Board Review of Advisory Contract
June 30, 2010 (Unaudited)

for the same peer group. The WesMark West Virginia Municipal Bond Fund’s performance for the one-year and three-year periods ended December 31, 2009 was below the median of a relevant peer group. However, the Board also noted that the WesMark West Virginia Municipal Bond Fund’s performance as compared to other West Virginia municipal bond funds was competitive on both a one year and three year basis. Overall the Board concluded that it was very satisfied with the Advisor’s performance in managing the Funds. The Board will continue to monitor these efforts and performance of the Funds.

The Board also receives financial information about WesBanco, including reports on the compensation and benefits WesBanco derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by WesBanco’s subsidiaries for providing other services to the Funds under separate contracts. Such fees included fees for serving as the Funds’ custodian and fees related to the provision of shareholder services. The reports also discuss any indirect benefit WesBanco may derive from its receipt of research services from brokers who execute fund trades. Although the Board considered the profitability of Wesbanco on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.

During the fiscal year ended December 31, 2009, the investment advisory fee after waivers and expense reimbursements for the WesMark Growth Fund, WesMark Balanced Fund, WesMark Government Bond Fund, WesMark Small Company Growth Fund and WesMark West Virginia Municipal Bond Fund were above the median for the relevant peer group. The Board reviewed the fees and other expenses of the Funds with the Advisor and was satisfied that the overall expense structure of the Funds remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Funds. The Board also considered the Adviser’s agreement to contractually waive a portion of its investment advisory fee for the WesMark West Virginia Municipal Bond Fund during its current fiscal year.For the year ended December 31, 2009, the Board concluded that the nature, quality and scope of services provided the funds by the Adviser and its affiliates were satisfactory.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that each of the Funds is of relatively small size relative to its peers. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the adviser in managing the Funds.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that WesBanco’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesBanco family of Funds, the Board does not approach consideration of every Fund’s advisory contract as if that were the only fund offered by the Adviser.

44	www.wesmarkfunds.com

Additional Information
June 30, 2010 (Unaudited)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are also available on the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

Semi-Annual Report | June 30, 2010	45

Glossary of Terms
June 30, 2010 (Unaudited)

Basis points - A unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument.

Duration - Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

INVESTMENT RATINGS:

STANDARD & POOR’S LONG-TERM DEBT RATING DEFINITIONS

AAA—Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA—Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A—Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB—Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB—Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B—Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC—Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC—The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C—The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

46	www.wesmarkfunds.com

Notes

Semi-Annual Report | June 30, 2010	47

Notes

48	www.wesmarkfunds.com

Save Paper | **Lower** Fund expenses | **Enroll** in eDelivery

Call 1-800-864-1013 for more information

WesMark Funds℠

Small Company Growth Fund » Cusip 951025501

Growth Fund » Cusip 951025204

Balanced Fund » Cusip 951025303

Government Bond Fund » Cusip 951025402

West Virginia Municipal Bond Fund » Cusip 951025105

WesBanco

WesBanco Investment Department, Investment Adviser
A Division of WesBanco Bank, Inc.

ALPS Distributors, Inc., Distributor

WMK000193 3/1/11

Item 2.  Code of Ethics.

Not applicable to this semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6.  Investments.

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

No changes to this semi-annual report.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))), are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Investment Company Act of 1940, as amended, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/ Jerome B. Schmitt
Jerome B. Schmitt President and Chief Executive Officer (Principal Executive Officer)

Date	September 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jerome B. Schmitt
Jerome B. Schmitt President and Chief Executive Officer (Principal Executive Officer)

Date	September 1, 2010

By	/s/ David B. Ellwood
David B. Ellwood Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	September 1, 2010